LEASE OBLIGATIONS - Summary of Deprecation Recognized in Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ (2,606,013)	$ (1,444,204)	$ (653,210)
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	(1,709,607)	(851,507)	(443,781)
Administrative
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	(315,724)	(133,525)	(166,971)
Selling
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	(1,109,521)	(459,172)	(42,459)
Capitalized to property, plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ (528,839)	$ 0	$ 0